UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$2,455,142,304

Total Investments (Cost - $2,434,037,190) - 100.1%	2,455,142,304
Liabilities in Excess of Other Assets - (0.1)%	(2,435,936)

Net Assets - 100.0%	$2,452,706,368

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$2,455,142,304
Level 3	—

Total	$2,455,142,304

BlackRock Large Cap Core Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$100,570,457

Total Investments (Cost - $95,762,239) - 100.0%	100,570,457
Liabilities in Excess of Other Assets - (0.0)%	(48,790)

Net Assets - 100.0%	$100,521,667

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	—
Level 2	$100,570,457
Level 3	—

Total	$100,570,457

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Discretionary - 18.1%

Diversified Consumer Services - 1.2%	H&R Block, Inc.	2,210,000	$38,078,300

Hotels, Restaurants & Leisure - 2.2%	Brinker International, Inc.	1,940,000	33,038,200
	Darden Restaurants, Inc.	910,000	30,011,800
	Panera Bread Co. Class A (a)(b)	180,000	8,974,800

			72,024,800

Household Durables - 2.3%	D.R. Horton, Inc.	2,730,000	25,552,800
	KB Home (b)	650,000	8,892,000
	Leggett & Platt, Inc.	370,000	5,635,100
	Lennar Corp. Class A	3,080,000	29,845,200
	MDC Holdings, Inc.	190,000	5,720,900

			75,646,000

Multiline Retail - 4.2%	Big Lots, Inc. (a)(b)	1,590,000	33,437,700
	Dollar Tree, Inc. (a)	810,000	34,101,000
	Family Dollar Stores, Inc.	1,190,000	33,677,000
	Sears Holdings Corp. (a)(b)	550,000	36,586,000

			137,801,700

Specialty Retail - 7.9%	Advance Auto Parts, Inc.	440,000	18,255,600
	AutoNation, Inc. (a)(b)	880,000	15,268,000
	AutoZone, Inc. (a)(b)	230,000	34,755,300
	Foot Locker, Inc.	1,910,000	19,997,700
	The Gap, Inc.	2,250,000	36,900,000
	Limited Brands, Inc.	1,190,000	14,244,300
	PetSmart, Inc.	410,000	8,798,600
	RadioShack Corp.	2,290,000	31,968,400
	Ross Stores, Inc.	910,000	35,126,000
	The Sherwin-Williams Co.	150,000	8,062,500
	TJX Cos., Inc.	1,200,000	37,752,000

			261,128,400

Textiles, Apparel & Luxury Goods - 0.3%	Coach, Inc.	230,000	6,182,400
	Polo Ralph Lauren Corp.	70,000	3,747,800

			9,930,200

	Total Consumer Discretionary		594,609,400

Consumer Staples - 9.7%

Beverages - 1.9%	The Coca-Cola Co.	180,000	8,638,200
	Coca-Cola Enterprises, Inc.	1,990,000	33,133,500
	Hansen Natural Corp. (a)(b)	500,000	15,410,000
	Pepsi Bottling Group, Inc.	170,000	5,752,800

			62,934,500

Food & Staples Retailing - 1.2%	BJ’s Wholesale Club, Inc. (a)	1,020,000	32,874,600
	Wal-Mart Stores, Inc.	130,000	6,297,200

			39,171,800

Food Products - 2.0%	Archer-Daniels-Midland Co.	1,480,000	39,619,600
	ConAgra Foods, Inc.	1,070,000	20,394,200
	Dean Foods Co. (a)	320,000	6,140,800

			66,154,600

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Products - 0.7%	The Procter & Gamble Co.	470,000	$24,017,000

Personal Products - 1.1%	Herbalife Ltd.	1,090,000	34,378,600

Tobacco - 2.8%	Philip Morris International, Inc.	1,480,000	64,557,600
	Reynolds American, Inc.	740,000	28,578,800

			93,136,400

	Total Consumer Staples		319,792,900

Energy - 12.2%

Energy Equipment & Services - 2.5%	Diamond Offshore Drilling, Inc. (b)	200,000	16,610,000
	ENSCO International, Inc.	990,000	34,521,300
	Tidewater, Inc.	730,000	31,295,100

			82,426,400

Independent Power Producers & Energy Traders - 0.3%	NRG Energy, Inc. (a)	320,000	8,307,200

Oil, Gas & Consumable Fuels - 9.4%	Anadarko Petroleum Corp.	900,000	40,851,000
	Chevron Corp.	270,000	17,887,500
	ConocoPhillips	530,000	22,291,800
	Exxon Mobil Corp.	1,360,000	95,077,600
	Frontier Oil Corp.	310,000	4,064,100
	Marathon Oil Corp.	1,380,000	41,579,400
	Murphy Oil Corp.	620,000	33,678,400
	Pioneer Natural Resources Co.	300,000	7,650,000
	Tesoro Corp.	2,650,000	33,734,500
	Valero Energy Corp.	730,000	12,329,700

			309,144,000

	Total Energy		399,877,600

Financials - 6.1%

Capital Markets - 1.8%	The Goldman Sachs Group, Inc.	410,000	60,450,400

Commercial Banks - 0.3%	Wells Fargo & Co.	440,000	10,674,400

Diversified Financial Services - 0.5%	JPMorgan Chase & Co.	500,000	17,055,000

Insurance - 3.5%	Chubb Corp.	940,000	37,487,200
	HCC Insurance Holdings, Inc.	560,000	13,445,600
	PartnerRe Ltd.	510,000	33,124,500
	UnumProvident Corp.	1,900,000	30,134,000

			114,191,300

	Total Financials		202,371,100

Health Care - 22.8%

Biotechnology - 2.6%	Amgen, Inc. (a)	990,000	52,410,600
	Biogen Idec, Inc. (a)	760,000	34,314,000

			86,724,600

Health Care Equipment & Supplies - 0.2%	Kinetic Concepts, Inc. (a)	250,000	6,812,500

Health Care Providers & Services - 10.4%	Aetna, Inc.	1,420,000	35,571,000
	AmerisourceBergen Corp.	1,930,000	34,238,200
	Community Health Systems, Inc. (a)	870,000	21,967,500
	Express Scripts, Inc. (a)	490,000	33,687,500
	Health Management Associates, Inc. Class A (a)	340,000	1,679,600

Master Large Cap Core of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Humana, Inc. (a)	1,140,000	$36,776,400
	LifePoint Hospitals, Inc. (a)	380,000	9,975,000
	Lincare Holdings, Inc. (a)	1,340,000	31,516,800
	Omnicare, Inc.	603,774	15,553,218
	Quest Diagnostics, Inc.	650,000	36,679,500
	UnitedHealth Group, Inc.	1,770,000	44,214,600
	WellPoint, Inc. (a)	830,000	42,238,700

			344,098,018

Life Sciences Tools & Services - 1.5%	Millipore Corp. (a)	290,000	20,360,900
	Waters Corp. (a)	550,000	28,308,500

			48,669,400

Pharmaceuticals - 8.1%	Endo Pharmaceuticals Holdings, Inc. (a)	350,000	6,272,000
	Forest Laboratories, Inc. (a)	1,390,000	34,902,900
	Johnson & Johnson	1,590,000	90,312,000
	Mylan, Inc. (a)(b)	860,000	11,223,000
	Pfizer, Inc.	4,540,000	68,100,000
	Sepracor, Inc. (a)	1,580,000	27,365,600
	Watson Pharmaceuticals, Inc. (a)	870,000	29,310,300

			267,485,800

	Total Health Care		753,790,318

Industrials - 8.0%

Aerospace & Defense - 5.8%	Alliant Techsystems, Inc. (a)	340,000	28,002,400
	Goodrich Corp.	380,000	18,988,600
	L-3 Communications Holdings, Inc.	470,000	32,608,600
	Lockheed Martin Corp.	510,000	41,131,500
	Northrop Grumman Corp.	720,000	32,889,600
	Raytheon Co.	890,000	39,542,700

			193,163,400

Commercial Services & Supplies - 0.0%	The Brink’s Co.	50,000	1,451,500

Construction & Engineering - 1.1%	URS Corp. (a)	730,000	36,149,600

Industrial Conglomerates - 0.5%	General Electric Co.	1,310,000	15,353,200

Machinery - 0.2%	Illinois Tool Works, Inc.	150,000	5,601,000

Professional Services - 0.4%	Manpower, Inc.	350,000	14,819,000

	Total Industrials		266,537,700

Information Technology - 16.8%

Communications Equipment - 1.3%	Cisco Systems, Inc. (a)	570,000	10,624,800
	F5 Networks, Inc. (a)	950,000	32,860,500
	Nortel Networks Corp. (a)	35,748	1,559

			43,486,859

Computers & Peripherals - 6.0%	Apple, Inc. (a)	90,000	12,818,700
	EMC Corp. (a)	1,260,000	16,506,000
	International Business Machines Corp.	790,000	82,491,800
	Lexmark International, Inc. Class A (a)	1,330,000	21,080,500
	QLogic Corp. (a)	2,280,000	28,910,400
	Western Digital Corp. (a)	1,310,000	34,715,000

			196,522,400

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Electronic Equipment, Instruments & Components - 0.3%	Ingram Micro, Inc. Class A (a)	600,000	$10,500,000

IT Services - 4.5%	Accenture Ltd. Class A	1,230,000	41,155,800
	Affiliated Computer Services, Inc. Class A (a)	340,000	15,102,800
	Computer Sciences Corp. (a)	830,000	36,769,000
	Hewitt Associates, Inc. Class A (a)	930,000	27,695,400
	SAIC, Inc. (a)	280,000	5,194,000
	The Western Union Co.	1,400,000	22,960,000

			148,877,000

Internet Software & Services - 0.4%	Google, Inc. Class A (a)	10,000	4,215,900
	Sohu.com, Inc. (a)(b)	160,000	10,052,800

			14,268,700

Semiconductors & Semiconductor Equipment - 1.2%	Cree, Inc. (a)(b)	310,000	9,110,900
	Novellus Systems, Inc. (a)	1,760,000	29,392,000

			38,502,900

Software - 3.1%	BMC Software, Inc. (a)	220,000	7,433,800
	CA, Inc.	1,580,000	27,539,400
	Compuware Corp. (a)	1,200,000	8,232,000
	Microsoft Corp.	1,410,000	33,515,700
	Synopsys, Inc. (a)	1,350,000	26,338,500

			103,059,400

	Total Information Technology		555,217,259

Materials - 1.4%

Chemicals - 0.3%	Lubrizol Corp.	80,000	3,784,800
	Ashland, Inc.	250,000	7,012,500

			10,797,300

Containers & Packaging - 1.1%	Pactiv Corp. (a)	1,680,000	36,456,000

	Total Materials		47,253,300

Telecommunication Services - 3.7%

Diversified Telecommunication Services - 3.7%	AT&T Inc.	1,040,000	25,833,600
	Qwest Communications International Inc.	8,850,000	36,727,500
	Verizon Communications, Inc.	1,980,000	60,845,400

	Total Telecommunication Services		123,406,500

Utilities - 1.2%

Independent Power Producers & Energy Traders - 0.3%	The AES Corp. (a)	880,000	10,216,800

Multi-Utilities - 0.9%	CMS Energy Corp.	2,380,000	28,750,400

	Total Utilities		38,967,200

	Total Long-Term Investments (Cost - $3,167,485,490) - 100.0%		3,301,823,277

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.55% (c)(d)(e)	$196,433	196,433,050

	Total Short-Term Securities (Cost - $196,433,050) - 5.9%		196,433,050

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

Value

Total Investments (Cost - $3,363,918,540*) - 105.9%	$3,498,256,327
Liabilities in Excess of Other Assets - (5.9)%	(194,628,143)

Net Assets - 100.0%	$3,303,628,184

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,423,444,413

Gross unrealized appreciation	293,590,400
Gross unrealized depreciation	(218,778,486)

Net unrealized appreciation	$74,811,914

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	—	$725
BlackRock Liquidity Series, LLC Money Market Series	$184,844,650	$690,811

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$3,301,823,277
Level 2 - Short-Term Securities	196,433,050
Level 3	—

Total	$3,498,256,327

1 See above Schedule of Investments for values in each sector excluding the security type in Level 2 within the table.

BlackRock Large Cap Growth Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$529,076,435

Total Investments (Cost - $495,448,634) - 100.1%	529,076,435
Liabilities in Excess of Other Assets - (0.1)%	(576,265)

Net Assets - 100.0%	$528,500,170

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	—
Level 2	$529,076,435
Level 3	—

Total	$529,076,435

BlackRock Large Cap Growth Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$75,855,147

Total Investments (Cost - $73,558,522) - 100.1%	75,855,147
Liabilities in Excess of Other Assets - (0.1)%	(38,874)

Net Assets - 100.0%	$75,816,273

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	—
Level 2	$75,855,147
Level 3	—

Total	$75,855,147

Master Large Cap Growth Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Discretionary - 14.1%

Diversified Consumer Services - 1.3%	H&R Block, Inc.	479,000	$8,253,170

Hotels, Restaurants & Leisure - 1.0%	Brinker International, Inc.	384,000	6,539,520

Media - 0.3%	Interpublic Group of Cos., Inc. (a)	347,000	1,752,350

Multiline Retail - 3.0%	Big Lots, Inc. (a)	281,000	5,909,430
	Dollar Tree, Inc. (a)	165,000	6,946,500
	Family Dollar Stores, Inc.	225,000	6,367,500

			19,223,430

Specialty Retail - 6.8%	Advance Auto Parts, Inc. (b)	167,000	6,928,830
	AutoZone, Inc. (a)(b)	47,000	7,102,170
	The Gap, Inc.	434,000	7,117,600
	Guess?, Inc.	39,000	1,005,420
	RadioShack Corp.	435,000	6,072,600
	Ross Stores, Inc.	186,000	7,179,600
	TJX Cos., Inc.	264,000	8,305,440

			43,711,660

Textiles, Apparel & Luxury Goods - 1.7%	Coach, Inc.	154,000	4,139,520
	Polo Ralph Lauren Corp.	127,000	6,799,580

			10,939,100

	Total Consumer Discretionary		90,419,230

Consumer Staples - 7.9%

Beverages - 1.5%	Hansen Natural Corp. (a)	210,000	6,472,200
	Pepsi Bottling Group, Inc.	95,000	3,214,800

			9,687,000

Food & Staples Retailing - 1.0%	The Kroger Co.	211,000	4,652,550
	Wal-Mart Stores, Inc.	43,000	2,082,920

			6,735,470

Food Products - 1.2%	Archer-Daniels-Midland Co.	288,000	7,709,760

Household Products - 0.1%	The Procter & Gamble Co.	17,000	868,700

Personal Products - 1.2%	Herbalife Ltd.	234,000	7,380,360

Tobacco - 2.9%	Philip Morris International, Inc.	424,000	18,494,880

	Total Consumer Staples		50,876,170

Energy - 6.0%

Energy Equipment & Services - 3.0%	Diamond Offshore Drilling, Inc. (b)	86,000	7,142,300
	Patterson-UTI Energy, Inc.	506,000	6,507,160
	Tidewater, Inc.	130,000	5,573,100

			19,222,560

Oil, Gas & Consumable Fuels - 3.0%	Alpha Natural Resources, Inc. (a)	252,000	6,620,040
	Murphy Oil Corp.	120,000	6,518,400
	Tesoro Corp.	513,000	6,530,490

			19,668,930

	Total Energy		38,891,490

Financials - 0.9%

Capital Markets - 0.9%	The Goldman Sachs Group, Inc.	41,000	6,045,040

	Total Financials		6,045,040

1

Master Large Cap Growth Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Health Care - 23.3%

Biotechnology - 1.2%	Biogen Idec, Inc. (a)	167,000	$7,540,050

Health Care Equipment & Supplies -1.0%	Hospira, Inc. (a)	175,000	6,741,000

Health Care Providers & Services -11.2%	Aetna, Inc.	269,000	6,738,450
	AmerisourceBergen Corp.	380,000	6,741,200
	Community Health Systems, Inc. (a)	268,000	6,767,000
	Express Scripts, Inc. (a)	128,000	8,800,000
	Health Management Associates, Inc. Class A (a)	339,000	1,674,660
	Humana, Inc. (a)	220,000	7,097,200
	Lincare Holdings, Inc. (a)	306,000	7,197,120
	Omnicare, Inc.	251,000	6,465,760
	Quest Diagnostics, Inc.	135,000	7,618,050
	UnitedHealth Group, Inc.	260,000	6,494,800
	WellPoint, Inc. (a)	133,000	6,768,370

			72,362,610

Health Care Technology - 0.9%	IMS Health, Inc.	438,000	5,562,600

Life Sciences Tools & Services - 1.4%	Millipore Corp. (a)	23,000	1,614,830
	Waters Corp. (a)	144,000	7,411,680

			9,026,510

Pharmaceuticals - 7.6%	Endo Pharmaceuticals Holdings, Inc. (a)	377,000	6,755,840
	Forest Laboratories, Inc. (a)	268,000	6,729,480
	Johnson & Johnson	216,000	12,268,800
	Schering-Plough Corp.	454,000	11,404,480
	Sepracor, Inc. (a)	297,000	5,144,040
	Watson Pharmaceuticals, Inc. (a)	202,000	6,805,380

			49,108,020

	Total Health Care		150,340,790

Industrials - 10.5%

Aerospace & Defense - 7.0%	Alliant Techsystems, Inc. (a)	83,000	6,835,880
	Goodrich Corp.	140,000	6,995,800
	L-3 Communications Holdings, Inc.	102,000	7,076,760
	Lockheed Martin Corp.	126,000	10,161,900
	Northrop Grumman Corp.	144,000	6,577,920
	Raytheon Co.	166,000	7,375,380

			45,023,640

Building Products - 0.1%	Armstrong World Industries, Inc. (a)	37,000	610,130

Construction & Engineering - 1.0%	URS Corp. (a)	138,000	6,833,760

Machinery - 1.4%	Dover Corp.	211,000	6,981,990
	Harsco Corp.	71,000	2,009,300

			8,991,290

Professional Services - 1.0%	Manpower, Inc.	147,000	6,223,980

	Total Industrials		67,682,800

2

Master Large Cap Growth Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Information Technology - 32.9%

Communications Equipment - 4.3%	Cisco Systems, Inc. (a)	1,144,000	$21,324,160
	F5 Networks, Inc. (a)	191,000	6,606,690
	Nortel Networks Corp. (a)	20,111	877

			27,931,727

Computers & Peripherals - 7.1%	Apple, Inc. (a)	34,000	4,842,620
	EMC Corp. (a)	506,000	6,628,600
	International Business Machines Corp.	61,000	6,369,620
	Lexmark International, Inc. Class A (a)	219,000	3,471,150
	NetApp, Inc. (a)	215,000	4,239,800
	QLogic Corp. (a)	441,000	5,591,880
	Teradata Corp. (a)	299,000	7,005,570
	Western Digital Corp. (a)	274,000	7,261,000

			45,410,240

Electronic Equipment, Instruments & Components - 1.9%	Arrow Electronics, Inc. (a)	276,000	5,862,240
	Tech Data Corp. (a)	198,000	6,476,580

			12,338,820

IT Services - 8.2%	Accenture Ltd. Class A	280,000	9,368,800
	Affiliated Computer Services, Inc. Class A (a)	146,000	6,485,320
	Amdocs Ltd. (a)	307,000	6,585,150
	Broadridge Financial Solutions LLC	158,000	2,619,640
	DST Systems, Inc. (a)	166,000	6,133,700
	Hewitt Associates, Inc. Class A (a)	241,000	7,176,980
	SAIC, Inc. (a)	356,000	6,603,800
	The Western Union Co.	486,000	7,970,400

			52,943,790

Internet Software & Services - 1.2%	Google, Inc. Class A (a)	3,000	1,264,770
	Sohu.com, Inc. (a)(b)	98,000	6,157,340

			7,422,110

Semiconductors & Semiconductor Equipment - 2.1%	Cree, Inc. (a)	10,000	293,900
	National Semiconductor Corp.	536,000	6,726,800
	Novellus Systems, Inc. (a)	399,000	6,663,300

			13,684,000

Software - 8.1%	CA, Inc.	389,000	6,780,270
	McAfee, Inc. (a)	176,000	7,425,440
	Microsoft Corp.	539,000	12,812,030
	Novell, Inc. (a)	324,000	1,467,720
	Oracle Corp.	840,000	17,992,800
	Synopsys, Inc. (a)	294,000	5,735,940

			52,214,200

	Total Information Technology		211,944,887

Materials - 2.1%

Chemicals - 1.1%	CF Industries Holdings, Inc.	95,000	7,043,300

Containers & Packaging - 1.0%	Pactiv Corp. (a)	305,000	6,618,500

	Total Materials		13,661,800

3

Master Large Cap Growth Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Telecommunication Services - 1.2%

Diversified Telecommunication Services - 1.0%	Qwest Communications International Inc.	1,531,000	$6,353,650

Wireless Telecommunication Services - 0.2%	NII Holdings, Inc. (a)	52,000	991,640

	Total Telecommunication Services		7,345,290

Utilities - 1.1%

Independent Power Producers & Energy Traders - 1.1%	Calpine Corp. (a)	617,000	6,879,550

	Total Utilities		6,879,550

	Total Long-Term Investments (Cost - $606,371,919) - 100.0%		644,087,047

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.45% (c)(d)	723,738	723,738

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.55% (c)(d)(e)	$25,707	25,707,300

Total Short-Term Securities (Cost - $26,431,038) - 4.1%		26,431,038

Total Investments
(Cost - $632,802,957*) - 104.1%		670,518,085
Liabilities in Excess of Other Assets - (4.1)%		(26,120,403)

Net Assets - 100.0%		$644,397,682

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$651,046,692

Gross unrealized appreciation	$58,632,984
Gross unrealized depreciation	(39,161,591)

Net unrealized appreciation	$19,471,393

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	723,738	$18
BlackRock Liquidity Series, LLC
Cash Sweep Series	—	$110
BlackRock Liquidity Series, LLC
Money Market Series	$20,913,300	$42,533

4

Master Large Cap Growth Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$644,087,047
Short-Term Securities	723,738

Level 1 - Total	644,810,785
Level 2 - Short-Term Securities	25,707,300
Level 3	—

Total	$670,518,085

1See above Schedule of Investments for values in each industry.

5

BlackRock Large Cap Value Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Value Portfolio of Master Large Cap Series LLC	$2,362,719,437

Total Investments (Cost - $2,340,643,656) - 100.1%	2,362,719,437
Liabilities in Excess of Other Assets - (0.1)%	(2,927,627)

Net Assets - 100.0%	$2,359,791,810

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$2,362,719,437
Level 3	—

Total	$2,362,719,437

BlackRock Large Cap Value Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Value Portfolio of Master Large Cap Series LLC	$118,131,328

Total Investments (Cost - $98,750,419) - 100.0%	118,131,328
Liabilities in Excess of Other Assets - (0.0)%	(32,664)

Net Assets - 100.0%	$118,098,664

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$118,131,328
Level 3	—

Total	$118,131,328

Master Large Cap Value Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Discretionary - 9.8%

Diversified Consumer Services - 0.0%	Service Corp. International	140,000	$767,200

Household Durables - 1.7%	D.R. Horton, Inc.	1,170,000	10,951,200
	Jarden Corp. (a)(b)	1,020,000	19,125,000
	Lennar Corp. Class A	1,050,000	10,174,500
	MDC Holdings, Inc.	100,000	3,011,000

			43,261,700

Multiline Retail - 2.2%	Family Dollar Stores, Inc.	330,000	9,339,000
	Macy’s, Inc.	1,370,000	16,111,200
	Sears Holdings Corp. (a)(b)	440,000	29,268,800

			54,719,000

Specialty Retail - 5.9%	AutoNation, Inc. (a)(b)	1,500,000	26,025,000
	Barnes & Noble, Inc. (b)	1,080,000	22,280,400
	Foot Locker, Inc.	2,390,000	25,023,300
	The Gap, Inc.	1,580,000	25,912,000
	Limited Brands, Inc.	1,620,000	19,391,400
	Penske Auto Group, Inc.	210,000	3,494,400
	RadioShack Corp.	1,960,000	27,361,600

			149,488,100

	Total Consumer Discretionary		248,236,000

Consumer Staples - 5.4%

Beverages - 1.5%	Coca-Cola Enterprises, Inc.	1,650,000	27,472,500
	Pepsi Bottling Group, Inc.	270,000	9,136,800

			36,609,300

Food & Staples Retailing - 1.0%	BJ’s Wholesale Club, Inc. (a)	800,000	25,784,000

Food Products - 1.8%	Archer-Daniels-Midland Co.	1,110,000	29,714,700
	ConAgra Foods, Inc. (b)	20,000	381,200
	Del Monte Foods Co.	1,740,000	16,321,200

			46,417,100

Tobacco - 1.1%	Reynolds American, Inc.	730,000	28,192,600

	Total Consumer Staples		137,003,000

Energy - 17.0%

Energy Equipment & Services - 2.9%	ENSCO International, Inc.	130,000	4,533,100
	Nabors Industries Ltd. (a)	1,710,000	26,641,800
	Oil States International, Inc. (a)	180,000	4,357,800
	Patterson-UTI Energy, Inc.	660,000	8,487,600
	SEACOR Holdings, Inc. (a)	40,000	3,009,600
	Tidewater, Inc.	620,000	26,579,400

			73,609,300

Oil, Gas & Consumable Fuels - 14.1%	Anadarko Petroleum Corp.	860,000	39,035,400
	Chevron Corp.	500,000	33,125,000
	ConocoPhillips	1,050,000	44,163,000
	Exxon Mobil Corp. (b)	1,730,000	120,944,300
	Frontier Oil Corp.	310,000	4,064,100
	Marathon Oil Corp.	1,270,000	38,265,100
	Murphy Oil Corp.	420,000	22,814,400

1

Master Large Cap Value Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Tesoro Corp.	2,030,000	$25,841,900
	Valero Energy Corp.	1,840,000	31,077,600

			359,330,800

	Total Energy		432,940,100

Financials - 12.9%

Capital Markets - 2.6%	The Goldman Sachs Group, Inc.	440,000	64,873,600

Commercial Banks - 0.2%	Wells Fargo & Co.	240,000	5,822,400

Diversified Financial Services - 2.3%	JPMorgan Chase & Co.	1,730,000	59,010,300

Insurance - 7.8%	American Financial Group, Inc.	1,200,000	25,896,000
	Chubb Corp.	890,000	35,493,200
	Endurance Specialty Holdings Ltd.	60,000	1,758,000
	HCC Insurance Holdings, Inc.	1,130,000	27,131,300
	PartnerRe Ltd.	430,000	27,928,500
	RenaissanceRe Holdings Ltd.	270,000	12,565,800
	The Travelers Cos., Inc.	970,000	39,808,800
	UnumProvident Corp.	1,740,000	27,596,400

			198,178,000

	Total Financials		327,884,300

Health Care - 21.4%

Biotechnology - 1.0%	Amgen, Inc. (a)	480,000	25,411,200

Health Care Equipment & Supplies - 0.7%	Hospira, Inc. (a)	450,000	17,334,000

Health Care Providers & Services - 11.3%	Aetna, Inc.	1,110,000	27,805,500
	AmerisourceBergen Corp.	1,420,000	25,190,800
	Community Health Systems, Inc. (a)	1,060,000	26,765,000
	Health Net, Inc. (a)	210,000	3,265,500
	Humana, Inc. (a)	870,000	28,066,200
	LifePoint Hospitals, Inc. (a)	1,010,000	26,512,500
	Lincare Holdings, Inc. (a)	940,000	22,108,800
	Omnicare, Inc.	1,030,000	26,532,800
	Quest Diagnostics, Inc. (b)	460,000	25,957,800
	UnitedHealth Group, Inc.	1,480,000	36,970,400
	WellPoint, Inc. (a)	760,000	38,676,400

			287,851,700

Health Care Technology - 0.7%	IMS Health, Inc.	1,390,000	17,653,000

Pharmaceuticals - 7.7%	Endo Pharmaceuticals Holdings, Inc. (a)	1,120,000	20,070,400
	Forest Laboratories, Inc. (a)	1,160,000	29,127,600
	Johnson & Johnson	720,000	40,896,000
	Pfizer, Inc.	5,160,000	77,400,000
	Watson Pharmaceuticals, Inc. (a)	820,000	27,625,800

			195,119,800

	Total Health Care		543,369,700

Industrials - 9.1%

Aerospace & Defense - 4.4%	Alliant Techsystems, Inc. (a)	320,000	26,355,200
	L-3 Communications Holdings, Inc.	370,000	25,670,600
	Northrop Grumman Corp.	720,000	32,889,600

2

Master Large Cap Value Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Raytheon Co.	620,000	$27,546,600

			112,462,000

Construction & Engineering - 1.1%	URS Corp. (a)	580,000	28,721,600

Electrical Equipment - 0.9%	General Cable Corp. (a)	140,000	5,261,200
	Thomas & Betts Corp. (a)	590,000	17,027,400

			22,288,600

Industrial Conglomerates - 1.0%	General Electric Co.	2,190,000	25,666,800

Machinery - 0.1%	Timken Co.	200,000	3,416,000

Professional Services - 1.1%	Manpower, Inc.	620,000	26,250,800

Trading Companies & Distributors - 0.5%	WESCO International, Inc. (a)	500,000	12,520,000

	Total Industrials		231,325,800

Information Technology - 12.0%

Computers & Peripherals - 2.8%	Lexmark International, Inc. Class A (a)	1,350,000	21,397,500
	QLogic Corp. (a)	1,850,000	23,458,000
	Western Digital Corp. (a)	960,000	25,440,000

			70,295,500

Electronic Equipment, Instruments & Components - 2.5%	Arrow Electronics, Inc. (a)	720,000	15,292,800
	Ingram Micro, Inc. Class A (a)	1,520,000	26,600,000
	Tech Data Corp. (a)	680,000	22,242,800

			64,135,600

IT Services - 3.0%	Affiliated Computer Services, Inc. Class A (a)	370,000	16,435,400
	Broadridge Financial Solutions LLC	160,000	2,652,800
	Computer Sciences Corp. (a)	700,000	31,010,000
	SAIC, Inc. (a)	1,410,000	26,155,500

			76,253,700

Semiconductors & Semiconductor Equipment - 2.0%	Cree, Inc. (a)(b)	850,000	24,981,500
	Novellus Systems, Inc. (a)	1,540,000	25,718,000

			50,699,500

Software - 1.7%	CA, Inc.	1,290,000	22,484,700
	Synopsys, Inc. (a)	1,120,000	21,851,200

			44,335,900

	Total Information Technology		305,720,200

Materials - 2.2%

Chemicals - 0.4%	Lubrizol Corp.	210,000	9,935,100

Containers & Packaging - 1.1%	Bemis Co.	100,000	2,520,000
	Pactiv Corp. (a)	1,210,000	26,257,000

			28,777,000

Metals & Mining - 0.7%	Allegheny Technologies, Inc.	520,000	18,163,600

	Total Materials		56,875,700

Telecommunication Services - 6.3%

Diversified Telecommunication Services - 6.3%	AT&T Inc.	1,860,000	46,202,400
	Embarq Corp.	270,000	11,356,200
	Qwest Communications International	7,010,000	29,091,500
	Verizon Communications, Inc.	2,390,000	73,444,700

	Total Telecommunication Services		160,094,800

3

Master Large Cap Value Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Utilities - 4.0%

Electric Utilities - 0.5%	Edison International	350,000	$11,011,000

Gas Utilities - 0.8%	UGI Corp.	780,000	19,882,200

Independent Power Producers & Energy Traders - 0.6%	Calpine Corp. (a)	170,000	1,895,500
	Dynegy, Inc. Class A (a)	2,080,000	4,721,600
	Mirant Corp. (a)	540,000	8,499,600

			15,116,700

Multi-Utilities - 2.1%	CMS Energy Corp.	2,250,000	27,180,000
	NiSource, Inc.	710,000	8,278,600
	Sempra Energy	380,000	18,859,400

			54,318,000

	Total Utilities		100,327,900

	Total Long-Term Investments (Cost - $2,493,407,247) - 100.1%		2,543,777,500

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.55% (c)(d)(e)	146,922	146,921,936

	Total Short-Term Securities (Cost - $146,921,936) - 5.8%		146,921,936

	Total Investments (Cost - $2,640,329,183*) - 105.9%		2,690,699,436
	Liabilities in Excess of Other Assets - (5.9)%		(148,677,135)

	Net Assets - 100.0%		$2,542,022,301

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,733,056,394

Gross unrealized appreciation	$196,408,893
Gross unrealized depreciation	(238,765,851)

Net unrealized depreciation	$(42,356,958)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$(3,951,863)	$18,554
BlackRock Liquidity Series, LLC Money Market Series	$114,441,036	$459,428

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

4

Master Large Cap Value Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 Long-Term Investments[1]	$2,543,777,500
Level 2 Short-Term Securities	146,921,936
Level 3	—

Total	$2,690,699,436

[1]See above Schedule of Investments for values in each industry.

5

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 21, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 21, 2009